ACQUISITIONS	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
Polar and Divide. On May 18, 2015, SMLP acquired the Polar and Divide system from a subsidiary of Summit Investments, subject to customary working capital and capital expenditures adjustments. We funded the initial combined purchase price of $290.0 million with (i) $92.5 million of borrowings under SMLP’s revolving credit facility and (ii) the issuance of $193.4 million of SMLP common units and $4.1 million of general partner interests to SMLP’s general partner in connection with the May 2015 Equity Offering.
Summit Investments accounted for its purchase of Meadowlark Midstream, the entity that Polar Midstream was carved out of, under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible and intangible assets acquired and liabilities assumed were recorded based on their fair values as of initial acquisition on February 15, 2013. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the system. We recognized the acquisition of Polar Midstream at Summit Investments' historical cost of construction and fair value of assets and liabilities at acquisition, which reflected its fair value accounting for the acquisition of Meadowlark Midstream, due to common control. The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Polar Midstream		$216,105
Current assets	$368
Property, plant, and equipment	9,755
Other noncurrent assets	7,201
Total assets acquired	17,324
Current liabilities	4,592
Total liabilities assumed	$4,592
Net identifiable assets acquired		12,732
Goodwill		$203,373
We believe that the goodwill recorded represents the incremental value of future cash flow potential attributed to estimated future gathering services within the Williston Basin.
Red Rock Gathering System. On March 18, 2014, the Partnership acquired Red Rock Gathering from a subsidiary of Summit Investments, subject to customary working capital adjustments. The Partnership paid total cash consideration of $307.9 million, comprising $305.0 million at the date of acquisition and $2.9 million of working capital adjustments that were recognized in due to affiliate as of December 31, 2014 and settled in February 2015. The acquisition of Red Rock Gathering was funded with the net proceeds from an offering of common units in March 2014, $100.0 million of borrowings under our revolving credit facility and cash on hand. Because of the common control aspects in the drop down transaction, the Red Rock Gathering acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as-if pooled” basis for all periods in which common control existed. SMLP’s financial results retrospectively include Red Rock Gathering’s financial results for all periods ending after October 23, 2012, the date Summit Investments acquired its interests, and before March 18, 2014.
Summit Investments acquired the natural gas gathering pipeline, dehydration, compression and processing assets in the Piceance Basin in western Colorado and eastern Utah that comprise the Red Rock Gathering system from a subsidiary of Energy Transfer Partners, L.P. in September 2012 for $206.7 million. Summit Investments' acquisition of the Red Rock Gathering system closed on October 23, 2012. Summit Investments accounted for its acquisition of Red Rock Gathering under the acquisition method of accounting. Red Rock Gathering's identifiable tangible and intangible assets acquired and liabilities assumed were recognized at their fair values as of October 23, 2012. The intangible assets that were acquired comprised right-of-way easements with a life of 20 years upon acquisition. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the Red Rock Gathering system. The final fair values of the assets acquired and liabilities assumed as of October 23, 2012, were as follows (in thousands):

Red Rock Gathering purchase price		$206,694
Cash	$1,097
Accounts receivable	8,018
Other assets	317
Property, plant, and equipment	150,401
Rights-of-way	52,197
Other noncurrent assets	164
Total assets acquired	212,194
Trade accounts payable	2,558
Other current liabilities	2,942
Total liabilities assumed	$5,500
Net identifiable assets acquired		$206,694

During the fourth quarter of 2014, we identified and wrote off the balance associated with a working capital adjustment received after the purchase accounting measurement period closed for Summit Investments' acquisition of Red Rock Gathering. This write off was recognized as a $1.2 million increase to gathering services and other fees for the year ended December 31, 2014.
Lonestar Assets. DFW Midstream completed the acquisition of certain natural gas gathering assets located in the Barnett Shale Play ("Lonestar") from Texas Energy Midstream, L.P. ("TEM") for $10.9 million on September 30, 2014. The Lonestar assets gather natural gas under two long-term, fee-based contracts. SMLP is accounting for the purchase under the acquisition method of accounting. As of September 30, 2014, we preliminarily assigned the full purchase price to property, plant and equipment. During the fourth quarter of 2014, we received additional information from TEM and finalized the purchase price allocation.
Bison Gas Gathering System. On February 15, 2013, Summit Investments acquired BTE. On June 4, 2013, a subsidiary of Summit Investments entered into a purchase and sale agreement with SMLP whereby SMLP acquired the Bison Gas Gathering system. The Bison Gas Gathering system was carved out from Meadowlark Midstream and primarily gathers associated natural gas production from customers operating in Mountrail and Burke counties in North Dakota under long-term contracts ranging from five years to 15 years. The weighted-average life of the acquired contracts was 12 years upon acquisition.
Summit Investments accounted for its purchase of BTE (the "BTE Transaction") under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible and intangible assets acquired and liabilities assumed were recorded based on their fair values as of February 15, 2013. The intangible assets that were acquired are composed of gas gathering agreement contract values and rights-of-way easements. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the system.
Because the Bison Drop Down was executed between entities under common control, SMLP recognized the acquisition of the Bison Gas Gathering system at historical cost which reflected Summit Investments fair value accounting for the BTE Transaction. Furthermore, due to the common control aspect, the Bison Drop Down was accounted for by SMLP on an “as-if pooled” basis for all periods in which common control existed. Common control began on February 15, 2013 concurrent with the BTE Transaction.
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

The Bison Drop Down closed on June 4, 2013. The total acquisition purchase price of $248.9 million was funded with $200.0 million of borrowings under SMLP’s revolving credit facility and the issuance of $47.9 million of SMLP common units to Summit Investments and $1.0 million of general partner interests to SMLP’s general partner. Summit Investments had a net investment in the Bison Gas Gathering system of $303.2 million and received total consideration of $248.9 million from SMLP. As a result, SMLP recognized a capital contribution from Summit Investments for the contribution of net assets in excess of consideration paid.
Mountaineer Midstream. We completed the acquisition of Mountaineer Midstream from MarkWest for $210.0 million on June 21, 2013. The Mountaineer Midstream natural gas gathering and compression assets are located in the Appalachian Basin which includes the Marcellus Shale formation primarily in Doddridge and Harrison counties in northern West Virginia. The Mountaineer Midstream system consists of newly constructed, high-pressure gas gathering pipelines, certain rights-of-way associated with the pipeline, and two compressor stations. The assets gather natural gas under a long-term, fee-based contract with Antero Resources Corp. ("Antero"). The life of the acquired contract was 13 years upon acquisition.
The Mountaineer Acquisition was funded with $110.0 million of borrowings under the Partnership's revolving credit agreement and the issuance of $100.0 million of common and general partner interests to a subsidiary of Summit Investments. For the year ended December 31, 2013, SMLP recorded $9.6 million of revenue and $2.3 million of net income related to Mountaineer Midstream.
SMLP accounted for the Mountaineer Acquisition under the acquisition method of accounting. As of June 30, 2013, we preliminarily assigned the full $210.0 million purchase price to property plant and equipment. During the third quarter of 2013, we received additional information and, as a result, preliminarily assigned $158.3 million of the purchase price to property, plant and equipment, $27.1 million to contract intangibles, $6.5 million to rights-of-way and $18.1 million to goodwill. During the fourth quarter of 2013, we received additional information from MarkWest and finalized the purchase price allocation.
The final fair values of the assets acquired and liabilities assumed as of June 21, 2013, were as follows (in thousands):

Purchase price assigned to Mountaineer Midstream		$210,000
Property, plant, and equipment	$163,661
Gas gathering agreement contract intangibles	24,019
Rights-of-way	6,109
Total assets acquired	193,789
Total liabilities assumed	$—
Net identifiable assets acquired		193,789
Goodwill		$16,211

Grand River Gathering. During the fourth quarter of 2014, we identified and wrote off certain balances previously recognized in connection with the Predecessor's purchase accounting for Grand River Gathering. This write off was recognized as a $1.2 million increase to other income.
Supplemental Disclosures – As-If Pooled Basis. As a result of accounting for our drop down transactions similar to a pooling of interests, our historical financial statements and those of Polar Midstream, Epping, Red Rock Gathering and the Bison Gas Gathering system have been combined to reflect the historical operations, financial position and cash flows from the date common control began. Revenues and net income for the previously separate entities and the combined amounts, as presented in these consolidated financial statements follow.

	Year ended December 31,
	2014	2013	2012
	(In thousands)
SMLP revenues	$319,373	$225,192	$165,499
Polar and Divide revenues	22,449	3,893
Red Rock Gathering revenues	11,313	50,114	8,924
Bison Gas Gathering system revenues (1)		17,614
Combined revenues	$353,135	$296,813	$174,423

SMLP net (loss) income	$(23,992)	$43,584	$41,726
Polar and Divide net income (loss)	6,430	(467)
Red Rock Gathering net income	2,828	9,668	1,271
Bison Gas Gathering system net income (1)		52
Combined net (loss) income	$(14,734)	$52,837	$42,997
__________
(1) Results are fully reflected in SMLP's results of operations for the year ended December 31, 2014.
Unaudited Pro Forma Financial Information. The following unaudited pro forma financial information assumes that:

•
Any pro forma adjustments for the acquisition of Polar and Divide are not material because (i) the system, which is still under development, was not operational until May 2013 and (ii) all financial results have been reflected.

•
The acquisition of Red Rock Gathering occurred on January 1, 2011. The pro forma results reflect actual Red Rock Gathering revenues and net income earned and recognized in 2014 and 2013, and by annualizing the actual operating results for Red Rock Gathering that were recorded in 2012 for the year ended December 31, 2012.

•	The acquisition of the Bison Gas Gathering system occurred on January 1, 2012. The pro forma results for Bison Midstream were derived from revenues and net income in 2013 and 2012.

•
The acquisition of Mountaineer Midstream occurred on January 1, 2012. The pro forma results for Mountaineer Midstream were derived from revenues and net income in 2013. Mountaineer Midstream was not operational until November 2012.

•	The acquisition of the Lonestar assets is immaterial for pro forma purposes and as such has not been reflected below.

•
Pro forma net income for the year ended December 31, 2014 has been adjusted to remove the impact of $0.7 million of nonrecurring transaction costs associated with the acquisition of Red Rock Gathering.

•
Pro forma net income for the year ended December 31, 2013 has been adjusted to remove the impact of $2.5 million of nonrecurring transaction costs associated with the acquisitions of Bison Midstream and Mountaineer Midstream.

•
Pro forma net income for the year ended December 31, 2012 has been adjusted to remove the impact of $1.6 million of nonrecurring transaction costs associated with the acquisition of Red Rock Gathering.

•
Pro forma adjustments in 2014, 2013 and 2012 also reflect the impact of a 5,300,000 common unit issuance, the general partner capital contribution to maintain its 2% general partner interest and $100.0 million of incremental borrowings on our revolving credit facility to fund the acquisition of Red Rock Gathering.

•
Pro forma adjustments in 2014, 2013 and 2012 also reflect the impact of 4,661,547 common unit issuance and the general partner capital contribution to maintain its 2% general partner interest to fund the acquisition of Bison Midstream and Mountaineer Midstream.

•
Pro forma adjustments in 2013 and 2012 also reflect the impact of $310.0 million of incremental borrowings on our revolving credit facility for the Bison Midstream and Mountaineer Midstream acquisitions and incremental depreciation and amortization expense associated with the acquired property, plant and equipment and contract intangibles as a result of the application of fair value accounting for Bison Midstream.

	Year ended December 31,
	2014	2013	2012
	(In thousands, except for per-unit amounts)
Total Polar and Divide revenues included in consolidated revenues	$22,449	$3,893
Total Red Rock Gathering revenues included in consolidated revenues	73,266	50,114	$8,924
Total Bison Midstream and Mountaineer Midstream revenues included in consolidated revenues		60,323

Total Polar and Divide net income (loss) included in consolidated net income	$6,430	$(467)
Total Red Rock Gathering net income included in consolidated net income	27,447	9,668	$1,271
Total Bison Midstream and Mountaineer Midstream net loss included in consolidated net income		(457)

Pro forma total revenues	$353,135	$308,964	$256,637
Pro forma net (loss) income	(14,508)	46,904	38,639

Pro forma common EPU - basic and diluted	$(0.30)	$0.78	$0.28
Pro forma subordinated EPU - basic and diluted	(0.30)	0.78	0.28
The unaudited pro forma financial information presented above is not necessarily indicative of (i) what our financial position or results of operations would have been if the acquisitions of Polar and Divide, Bison Midstream and Mountaineer Midstream had occurred on January 1, 2012 or if the acquisition of Red Rock Gathering had occurred on January 1, 2011, or (ii) what SMLP’s financial position or results of operations will be for any future periods.